Schedule of Carrying Amount and Classification of Assets and Liabilities of Water Solutions as Consolidated (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	$ 69,194	$ 43,975	$ 15,583	$ 11,796
Accounts Receivable	28,012	24,980
Inventory, Prepaid Expenses and Other	1,284	1,316
Other Property and Equipment	59,416	50,073
Accumulated Depreciation, Depletion and Amortization	(167,233)	(146,038)
Total Assets	923,102	772,710
Accounts Payable	39,346	31,134
Accrued Expenses	36,802	22,421
Senior Secured Line of Credit and Long-Term Debt	353,200
Total Liabilities	496,993	360,416
Variable Interest Entity, Primary Beneficiary | Water Solutions
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	2,100	741
Accounts Receivable	3,528	3,360
Inventory, Prepaid Expenses and Other	24	13
Other Property and Equipment	5,849	3,560
Wells and Facilities in Progress	191	221
Accumulated Depreciation, Depletion and Amortization	(1,055)	(501)
Deferred Financing Costs and Other Assets-Net	170	199
Total Assets	10,807	7,593
Accounts Payable	1,822	1,554
Accrued Expenses	1,482	1,036
Senior Secured Line of Credit and Long-Term Debt	2,377	965
Total Liabilities	$ 5,681	$ 3,555